[PHOTO]

SEMIANNUAL REPORT FEBRUARY 29, 2000


Oppenheimer
GROWTH FUND



                                 [OPPENHEIMERFUNDS LOGO]
                                 The Right Way to Invest

      Contents


 1  President's Letter

 3  An Interview
    with Your Fund's
    Manager

 8  Financial
    Statements

26  Officers and Trustees

27  OppenheimerFunds
    Family


REPORT HIGHLIGHTS
-------------------------------------------------------------------------------

We took advantage of the favorable environment for growth investing, PROVIDING INVESTORS WITH EXCEPTIONALLY STRONG PERFORMANCE.

THE FUND'S RELATIVELY LARGE TECHNOLOGY POSITION ROSE SHARPLY IN VALUE, particularly in fast-growing telecommunications-related areas.

In light of today's healthy economic environment, WE REMAIN ENTHUSIASTIC ABOUT THE PROSPECTS FOR GROWTH.

-----------------------------
CUMULATIVE
TOTAL RETURNS

For the 6-Month Period
Ended 2/29/00 *

Class A
Without     With
Sales Chg.  Sales Chg.
-----------------------------
52.00%      43.26%

Class B
Without     With
Sales Chg.  Sales Chg.
-----------------------------
51.39%      46.39%

Class C
Without     With
Sales Chg.  Sales Chg.
-----------------------------
51.44%      50.44%

Class Y
Without     With
Sales Chg.  Sales Chg.
-----------------------------
52.16%      52.16%

-----------------------------


  NOT FDIC INSURED.
  NO BANK GUARANTEE.
  MAY LOSE VALUE.

* See page 7 for further details.

[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer
Growth Fund


PRESIDENT'S LETTER
-------------------------------------------------------------------------------

DEAR SHAREHOLDER,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

     Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

     That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

     The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.



                          1   OPPENHEIMER GROWTH FUND

PRESIDENT'S LETTER
-------------------------------------------------------------------------------

     Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

     While "new economy" stocks have risen recently, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

     What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include con-sidering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

     We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,


/s/BRIDGET A. MACASKILL
Bridget A. Macaskill
March 21, 2000


                          2   OPPENHEIMER GROWTH FUND

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
Bruce Bartlett (Portfolio Manager)
Jane Putnam

AN INTERVIEW WITH YOUR FUND'S MANAGER
-------------------------------------------------------------------------------

Q. HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD THAT ENDED FEBRUARY 29, 2000?

A. We are pleased with Oppenheimer Growth Fund's performance during the period. Although equity markets experienced high levels of volatility during the recent period, we believe our disciplined stock selection process positioned the Fund to benefit from a favorable environment for growth investing. We attribute the Fund's gains primarily to our focus on growth and our strong emphasis on technology, particularly some of the technology sector's better performing areas and individual stocks.

WHAT MADE THIS SUCH A VOLATILE PERIOD?

Throughout the period, investors struggled to weigh the positive impact of encouraging economic data against the negative impact of rising interest rates. Specifically, equity markets were supported by continued strength in the U.S. economy, low rates of inflation, growing evidence of global economic recovery and diminishing fears of Y2K-related problems. On the other hand, interest rate hikes by the Federal Reserve Board threatened corporate profitability and raised concerns about the potential for rising inflation.

      During the first few months of the period, positives outweighed negatives for most investors. As a result, equity markets climbed higher. By the beginning of the new year, most market indices had risen to new all-time highs. However, market sentiment began to shift as short-term interest rates



                           3  OPPENHEIMER GROWTH FUND

"The Fund
invested in
precisely the kinds
of fast-growing companies that
the market
tended to reward."

AN INTERVIEW WITH YOUR FUND'S MANAGER

continued to rise, driving most stock prices lower in late January and February. The only sectors that were relatively unaffected by rate concerns were technology and biotechnology, where investors remained willing to pay higher prices for exceptionally high rates of growth.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?

We invested in precisely the kinds of fast-growing companies that the market tended to reward during the recent period. By remaining committed to our disciplined, growth-oriented investment approach, we positioned the Fund to reap those rewards.

      Our strongest performance came from the technology sector. At the beginning of the period, we had allocated approximately 44 percent of the Fund's total portfolio to technology. Bolstered by the sector's powerful performance, that allocation grew to over 50 percent by the end of the period.(1)

      Within technology, we derived our greatest gains from a wide range of companies that supply the building blocks of the world's communications infrastructure. We saw--and continue to see--enormous potential in this area driven by the exponential growth of the Internet and explosive demand for new modes of data transmission and business communication. Our best performing telecommunications holdings included optical networking companies, such as JDS Uniphase Corp. These companies provide equipment to increase the geographical reach and bandwidth of today's high-speed, high- capacity communications networks. In related fields, we benefited from investments in information storage providers, such as EMC Corp.; communications systems suppliers, such as Nortel Networks Corp.; and system software companies, such as Citrix Systems, Inc.


1. The Fund's portfolio is subject to change.



                           4  OPPENHEIMER GROWTH FUND

------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS

For the Periods Ended 3/31/00(2)

Class A
1-Year          5-Year       10-Year
------------------------------------------
55.15%          26.76%       19.68%


Class B                      Since
1-Year          5-Year       Inception
------------------------------------------
58.35%          27.05%       22.67%


Class C                      Since
1-Year          5-Year       Inception
------------------------------------------
62.33%          N/A          25.85%


Class Y                      Since
1-Year          5-Year       Inception
------------------------------------------
64.99%          28.53%        26.19%

------------------------------------------


WHAT OTHER SECTORS AFFECTED THE FUND'S PERFORMANCE?

The Fund enjoyed brisk performance from a number of consumer-related product and service providers. Within the consumer sector, we focused on companies with compelling leadership positions or exceptionally strong market niches.

     Of course, not all of the Fund's stocks performed strongly. Some of our holdings among specialty retailers suffered from slowing sales growth; however these represented a relatively small position for the Fund.

DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO OVER THE PAST SIX MONTHS?

We significantly reduced our position in stocks of financial companies, because they tend to perform poorly during times of rising interest rates. We also reduced our healthcare holdings, which came under pressure from expiring patents on key pharmaceuticals and regulatory challenges that increased pricing pressures. Instead, we focused our remaining healthcare investments on biotechnology firms, such as Amgen, Inc. and Biogen, Inc. with many new products under development and an arsenal of recently approved drugs that face relatively little competition.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

We believe consumer confidence and spending are likely to remain high, sustaining global economic momentum. Although pressures on prices and wages continue to grow, counterbalancing forces, such as global competition and improved productivity, have thus far held them largely in check. While we remain watchful for signs of rising inflation, we are enthusiastic about the growth prospects of the industries and companies we have identified.

2. See page 7 for further details.


                           5  OPPENHEIMER GROWTH FUND

------------------------------

SECTOR ALLOCATION(3)

[PIE CHART]

- Technology     55.3%

- Consumer
  Cyclicals      13.0

- Healthcare      9.1

- Capital Goods   8.8

- Communication
  Services        4.6

- Utilities       3.7

- Consumer
  Staples         3.0

- Financial       2.5

------------------------------

We are committed to rigorously maintaining our strategy of growth investing, as well as our discipline of building the portfolio one company and one investment at a time. That's what makes Oppenheimer Growth Fund an important part of The Right Way to Invest.


TOP FIVE COMMON STOCK INDUSTRIES(4)
----------------------------------------------------------
Electronics                                     24.8%
----------------------------------------------------------
Computer Software                                9.8
----------------------------------------------------------
Retail-Specialty                                 8.4
----------------------------------------------------------
Healthcare/Drugs                                 8.0
----------------------------------------------------------
Computer Hardware                                8.0



TOP TEN STOCK HOLDINGS(4)
----------------------------------------------------------
JDS Uniphase Corp.                              16.6%
----------------------------------------------------------
E-Tek Dynamics, Inc.                             5.0
----------------------------------------------------------
EMC Corp.                                        3.9
----------------------------------------------------------
Nortel Networks Corp.                            3.5
----------------------------------------------------------
Amgen, Inc.                                      3.1
----------------------------------------------------------
Vitesse Semiconductor Corp.                      3.0
----------------------------------------------------------
Microsoft Corp.                                  3.0
----------------------------------------------------------
Cisco Systems, Inc.                              2.9
----------------------------------------------------------
Citrix Systems, Inc.                             2.7
----------------------------------------------------------
Home Depot, Inc.                                 2.6


3. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on total market value of common stock holdings.

4. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on net assets.



                           6  OPPENHEIMER GROWTH FUND

NOTES
-------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. WHEN LOOKING AT FUND PERFORMANCE RESULTS, PLEASE NOTE THAT THE RECENT GROWTH RATE IN THE STOCK MARKET HAS HELPED PRODUCE SHORT-TERM RETURNS THAT ARE NOT TYPICAL AND MAY NOT CONTINUE IN THE FUTURE.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 3/15/73. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (5-year). Because Class B shares convert to Class a shares 72 months after purchase, the "life-of-class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.




                           7  OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS  February 29, 2000 / Unaudited
-------------------------------------------------------------------------------

                                                                        MARKET VALUE
                                                              SHARES      SEE NOTE 1
======================================================================================
 COMMON STOCKS--87.6%
--------------------------------------------------------------------------------------
 CAPITAL GOODS--7.8%
--------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--5.0%
 E-Tek Dynamics, Inc.(1)                                     670,000   $183,077,500
--------------------------------------------------------------------------------------
 MANUFACTURING--2.8%
 Corning, Inc.                                               155,500     29,234,000
--------------------------------------------------------------------------------------
 Tyco International Ltd.                                   1,936,122     73,451,628
                                                                      ----------------
                                                                        102,685,628

--------------------------------------------------------------------------------------
 COMMUNICATION SERVICES--4.0%
--------------------------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--4.0%
 Broadcom Corp., Cl. A(1)                                    100,000     19,737,500
--------------------------------------------------------------------------------------
 Nortel Networks Corp.                                     1,162,600    129,629,900
                                                                      ----------------
                                                                        149,367,400

--------------------------------------------------------------------------------------
CONSUMER CYCLICALS--11.4%
--------------------------------------------------------------------------------------
 RETAIL: GENERAL--3.0%
 Kohl's Corp.(1)                                             915,000     69,368,437
--------------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                       860,000     41,871,250
                                                                      ----------------
                                                                        111,239,687

--------------------------------------------------------------------------------------
 RETAIL: SPECIALTY--8.4%
 Bed Bath & Beyond, Inc(1)                                   785,000     22,274,375
--------------------------------------------------------------------------------------
 Best Buy Co., Inc.(1)                                     1,084,000     58,942,500
--------------------------------------------------------------------------------------
 Home Depot, Inc.                                          1,652,500     95,535,156
--------------------------------------------------------------------------------------
 Tandy Corp.                                               1,445,000     55,000,312
--------------------------------------------------------------------------------------
 Tiffany & Co.                                             1,223,200     78,514,150
                                                                      ----------------
                                                                        310,266,493

--------------------------------------------------------------------------------------
 CONSUMER STAPLES--2.7%
--------------------------------------------------------------------------------------
 BROADCASTING--2.0%
 Infinity Broadcasting Corp., Cl. A(1)                     1,079,500     34,476,531
--------------------------------------------------------------------------------------
 Univision Communications, Inc., Cl. A(1)                    373,000     37,999,375
                                                                      ----------------
                                                                         72,475,906

--------------------------------------------------------------------------------------
 ENTERTAINMENT--0.7%
 Royal Caribbean Cruises Ltd.                                725,000     25,646,875


                           8  OPPENHEIMER GROWTH FUND


                                                                        MARKET VALUE
                                                              SHARES      SEE NOTE 1
--------------------------------------------------------------------------------------
 FINANCIAL--2.1%
--------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--2.1%
 Citigroup, Inc.                                             913,800   $ 47,232,037
--------------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)                             108,800     10,064,000
--------------------------------------------------------------------------------------
 Schwab (Charles) Corp.                                      519,200     21,709,050
                                                                      ----------------
                                                                         79,005,087

--------------------------------------------------------------------------------------
 HEALTHCARE--8.0%
--------------------------------------------------------------------------------------
 HEALTHCARE/DRUGS--8.0%
 Amgen, Inc.(1)                                            1,700,000    115,918,750
--------------------------------------------------------------------------------------
 Biogen, Inc.(1)                                             705,600     76,160,700
--------------------------------------------------------------------------------------
 Genentech, Inc.(1)                                          119,400     23,029,275
--------------------------------------------------------------------------------------
 Immunex Corp.(1)                                            400,000     78,975,000
                                                                      ----------------
                                                                        294,083,725

--------------------------------------------------------------------------------------
 TECHNOLOGY--48.4%
--------------------------------------------------------------------------------------
 COMPUTER HARDWARE--8.0%
 Dell Computer Corp.(1)                                      437,900     17,871,794
--------------------------------------------------------------------------------------
 EMC Corp.(1)                                              1,218,700    145,025,300
--------------------------------------------------------------------------------------
 Gateway, Inc.(1)                                            809,300     55,639,375
--------------------------------------------------------------------------------------
 Lexmark International Group, Inc., Cl. A(1)                 657,500     78,406,875
                                                                      ----------------
                                                                        296,943,344



--------------------------------------------------------------------------------------
 COMPUTER SOFTWARE--9.8%
 BEA Systems, Inc.(1)                                         67,500      8,542,969
--------------------------------------------------------------------------------------

 Citrix Systems, Inc.(1)                                     950,000    100,165,625
--------------------------------------------------------------------------------------
 Microsoft Corp.(1)                                        1,257,780    112,414,087
--------------------------------------------------------------------------------------
 Oracle Corp.(1)                                             550,000     40,837,500
--------------------------------------------------------------------------------------
 VeriSign, Inc.(1)                                           107,300     27,146,900
--------------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                   375,000     74,203,125
                                                                      ----------------
                                                                        363,310,206



--------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--5.8%
 Cisco Systems, Inc.(1)                                      820,000    108,393,750
--------------------------------------------------------------------------------------
 Nokia Corp., A Shares, Sponsored ADR(1)                     355,000     70,400,938
--------------------------------------------------------------------------------------
 QUALCOMM, Inc.(1)                                           250,000     35,609,375
                                                                      ----------------
                                                                        214,404,063



                           9  OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                                          MARKET VALUE
                                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------
 ELECTRONICS--24.8%
 Intel Corp.                                                 523,100      $ 59,110,300
-----------------------------------------------------------------------------------------
 JDS Uniphase Corp.(1)                                     2,325,396       613,032,521
-----------------------------------------------------------------------------------------
 SDL, Inc.(1)                                                150,000        61,500,000
-----------------------------------------------------------------------------------------
 Texas Instruments, Inc.                                      66,700        11,105,550
-----------------------------------------------------------------------------------------
 Vitesse Semiconductor Corp.(1)                            1,085,000       112,636,563
-----------------------------------------------------------------------------------------
 Waters Corp.(1)                                             588,200        57,680,364
                                                                         ----------------
                                                                           915,065,298

-----------------------------------------------------------------------------------------
 UTILITIES--3.2%
-----------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.4%
 AES Corp. (The)(1)                                          611,100        51,217,819
-----------------------------------------------------------------------------------------
 GAS UTILITIES--1.8%
 Enron Corp.                                                 980,000        67,620,000
                                                                         ----------------
 Total Common Stocks (Cost $1,474,335,977)                               3,236,409,031

                                                           PRINCIPAL
                                                              AMOUNT
=========================================================================================
 SHORT-TERM NOTES--9.3%
-----------------------------------------------------------------------------------------
 Alcoa, Inc., 5.75%, 3/23/00                            $ 50,000,000        49,824,306
-----------------------------------------------------------------------------------------
 Coca Cola Enterprises, Inc., 5.37%, 3/10/00              50,000,000        49,929,125
-----------------------------------------------------------------------------------------
 Federal National Mortgage Assn., 5.58%, 3/2/00           25,000,000        24,996,128
-----------------------------------------------------------------------------------------
 FINOVA Capital Corp., 5.71%, 3/1/00                      30,000,000        30,000,000
-----------------------------------------------------------------------------------------
 Ford Motor Credit Co., 5.70%, 3/9/00                     50,000,000        49,936,667
-----------------------------------------------------------------------------------------
 Honeywell International, Inc., 5.75%, 3/31/00            40,000,000        39,808,333
-----------------------------------------------------------------------------------------
 IBM Credit Corp., 5.64%, 3/15/00                         50,000,000        49,890,333
-----------------------------------------------------------------------------------------
 SBC Communications, Inc., 5.76%, 3/16/00                 50,000,000        49,880,000
                                                                         ----------------
 Total Short-Term Notes (Cost $344,264,892)                                344,264,892


=========================================================================================
 REPURCHASE AGREEMENTS--4.6%
-----------------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital
 Markets, Inc., 5.75%, dated 2/29/00, to be
 repurchased at $171,327,360 on 3/1/00,
 collateralized by U.S. Treasury Nts.,
 5.25%-7.875%, 5/31/00-5/15/08, with a value
 of $160,219,885 and U.S. Treasury Bonds,
 6.125%-11.875%, 11/15/03-8/15/29, with a
 value of $14,682,422 (Cost $171,300,000)               171,300,000        171,300,000
-----------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,989,900,869)            101.5%     3,751,973,923
-----------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                         (1.5)       (57,181,223)
                                                        ---------------------------------

 NET ASSETS                                                   100.0%    $3,694,792,700
                                                        =================================


1. Non-income-producing security.

See accompanying Notes to Financial Statements.


                          10  OPPENHEIMER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES UNAUDITED
-------------------------------------------------------------------------------

February 29, 2000
=========================================================================================================
 ASSETS
---------------------------------------------------------------------------------------------------------
 Investments, at value (cost $1,989,900,869)--see accompanying statement                 $3,751,973,923
---------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                           9,380,750
 Interest and dividends                                                                         245,303
 Other                                                                                          411,740
                                                                                        -----------------
 Total assets                                                                             3,762,011,716
=========================================================================================================
 LIABILITIES
---------------------------------------------------------------------------------------------------------
 Bank overdraft                                                                                 434,528
---------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                       60,373,795
 Shares of beneficial interest redeemed                                                       4,096,386
 Distribution and service plan fees                                                           1,195,443
 Transfer and shareholder servicing agent fees                                                  455,866
 Trustees' compensation                                                                         252,372
 Other                                                                                          410,626
                                                                                        -----------------
 Total liabilities                                                                           67,219,016

=========================================================================================================
 NET ASSETS                                                                              $3,694,792,700
                                                                                        =================
=========================================================================================================
 COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                         $1,859,518,424
---------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                       (3,920,907)
---------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                                    77,122,129
---------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                               1,762,073,054
                                                                                        -----------------
 Net assets                                                                              $3,694,792,700
                                                                                        =================
=========================================================================================================
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $2,683,364,318 and 47,346,451 shares of beneficial interest outstanding)                         $56.68
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                      $60.14
---------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $752,391,210
 and 13,838,611 shares of beneficial interest outstanding)                                        $54.37
---------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $113,202,475
 and 2,050,176 shares of beneficial interest outstanding)                                         $55.22
---------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $145,834,697 and 2,576,644 shares of beneficial interest outstanding)              $56.60







See accompanying Notes to Financial Statements.

                          11  OPPENHEIMER GROWTH FUND

STATEMENT OF OPERATIONS UNAUDITED
-------------------------------------------------------------------------------

For the Six Months Ended February 29, 2000
===================================================================================================
 INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
 Interest                                                                         $   10,192,297
---------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $9,234)                                2,232,437
                                                                                  -----------------
 Total income                                                                         12,424,734

===================================================================================================
 EXPENSES
---------------------------------------------------------------------------------------------------
 Management fees                                                                       8,501,531
---------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               2,245,720
 Class B                                                                               2,665,123
 Class C                                                                                 367,540
---------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                               1,330,403
 Class B                                                                                 353,276
 Class C                                                                                  49,511
 Class Y                                                                                  80,387
---------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                   50,689
---------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                              28,078
---------------------------------------------------------------------------------------------------
 Other                                                                                   424,914
                                                                                  -----------------
 Total expenses                                                                       16,097,172
 Less expenses paid indirectly                                                           (10,182)
                                                                                  -----------------
 Net expenses                                                                         16,086,990

===================================================================================================
 NET INVESTMENT LOSS                                                                  (3,662,256)

===================================================================================================
 REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------
 Net realized gain on:
 Investments                                                                         117,599,704
 Closing and expiration of option contracts written                                       19,938
                                                                                  -----------------
 Net realized gain                                                                   117,619,642


---------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on investments              1,112,961,143
                                                                                  -----------------
 Net realized and unrealized gain                                                  1,230,580,785

===================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $1,226,918,529
                                                                                  =================


See accompanying Notes to Financial Statements.




                          12  OPPENHEIMER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                               FEBRUARY 29, 2000              YEAR ENDED
                                                                                     (UNAUDITED)         AUGUST 31, 1999
=========================================================================================================================
 OPERATIONS
 Net investment income (loss)                                                 $   (3,662,256)              $   1,843,354
-------------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                               117,619,642                 127,553,112
-------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation                         1,112,961,143                 574,876,473
                                                                              -------------------------------------------
 Net increase in net assets resulting from operations                          1,226,918,529                 704,272,939

=========================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                                                          (1,490,184)                (20,206,393)
 Class B                                                                                  --                  (2,324,915)
 Class C                                                                                  --                    (291,190)
 Class Y                                                                            (311,048)                 (2,313,720)
-------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                        (123,206,954)               (130,047,494)
 Class B                                                                         (33,221,236)                (33,737,866)
 Class C                                                                          (4,441,252)                 (4,357,587)
 Class Y                                                                          (6,900,604)                (12,366,717)
=========================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                                         173,451,026                   5,826,017
 Class B                                                                         100,960,570                  24,924,295
 Class C                                                                          26,088,734                   1,650,848
 Class Y                                                                           9,324,105                 (67,277,123)
=========================================================================================================================
 NET ASSETS
 Total increase                                                                1,367,171,686                 463,751,094
-------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                           2,327,621,014               1,863,869,920
                                                                              -------------------------------------------
 End of period [including undistributed (overdistributed) net investment
 income of $(3,920,907) and $1,542,581, respectively]                         $3,694,792,700              $2,327,621,014
                                                                              ===========================================


See accompanying Notes to Financial Statements.



                           13 OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS


                                                      SIX MONTHS                                       YEAR                   YEAR
                                                           ENDED                                      ENDED                  ENDED
                                                   FEB. 29, 2000                                   AUG. 31,               JUNE 30,
 CLASS A                                             (UNAUDITED)      1999     1998        1997        1996(1)    1996        1995
==================================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                    $39.77     $31.54   $40.42      $33.69      $33.43     $30.80     $26.65
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                              (.03)       .10      .73         .62         .08        .44        .36
 Net realized and unrealized gain (loss)                  19.80      11.69    (5.05)      10.37         .18       5.70       6.83
                                                         -------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                    19.77      11.79    (4.32)      10.99         .26       6.14       7.19
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.03)      (.48)    (.66)       (.49)        --        (.41)      (.24)
 Distributions from net realized gain                     (2.83)     (3.08)   (3.90)      (3.77)        --       (3.10)     (2.80)
                                                         -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (2.86)     (3.56)   (4.56)      (4.26)        --       (3.51)     (3.04)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $56.68     $39.77   $31.54      $40.42      $33.69     $33.43     $30.80
                                                         =========================================================================

==================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      52.00%     39.39%  (11.62)%     35.03%       0.78%     21.00%     29.45%

==================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)                 $2,683     $1,730   $1,357      $1,591      $1,128     $1,120       $861
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                        $2,039     $1,620   $1,640      $1,369      $1,101     $1,018       $727
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                             (0.10)%     0.24%    1.90%      1.74%        1.50%      1.43%     1.31%
 Expenses                                                  1.01 %     1.05%    1.00%(4)   1.01%(4)     1.03%(4)   1.06%(4)  1.05%(4)
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                   32%      106%      34%        25%           6%        38%       35%





 1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $785,310,613 and $884,041,311, respectively.

 See accompanying Notes to Financial Statements.



                           14 OPPENHEIMER GROWTH FUND



                                                       SIX MONTHS                                       YEAR                YEAR
                                                            ENDED                                      ENDED               ENDED
                                                    FEB. 29, 2000                                   AUG. 31,            JUNE 30,
 CLASS B                                              (UNAUDITED)     1999     1998       1997       1996(1)      1996      1995
=================================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $38.37       $30.54   $39.34     $32.94      $32.74      $30.36    $26.44
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.11)        (.20)     .43        .36         .04         .23       .20
 Net realized and unrealized gain (loss)                18.94        11.32    (4.89)     10.08         .16        5.53      6.65
                                                       --------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                  18.83        11.12    (4.46)     10.44         .20        5.76      6.85
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --         (.21)    (.44)      (.27)         --        (.28)     (.13)
 Distributions from net realized gain                   (2.83)       (3.08)   (3.90)     (3.77)         --       (3.10)    (2.80)
                                                       --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (2.83)       (3.29)   (4.34)     (4.04)         --       (3.38)    (2.93)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $54.37       $38.37   $30.54     $39.34      $32.94      $32.74    $30.36
                                                       ==========================================================================

=================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                    51.39%       38.27%  (12.32)%    33.93%       0.61%      19.95%    28.22%

=================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)               $  752       $ 446    $  330     $  284      $  137      $  129    $   43
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                        $538       $ 410    $  354     $  204      $  131      $   91    $   19
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                          (0.88)%      (0.58)%    1.08%      0.92%       0.61%       0.60%     0.44%
 Expenses                                               1.78 %       1.86%     1.81%(4)   1.84%(4)    1.92%(4)    1.89%(4)  2.02%(4)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                               32%         106%       34%        25%          6%         38%       35%




 1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $785,310,613 and $884,041,311, respectively.

 See accompanying Notes to Financial Statements.

                           15 OPPENHEIMER GROWTH FUND

 FINANCIAL HIGHLIGHTS  Continued

                                                       SIX MONTHS                                          YEAR    PERIOD
                                                            ENDED                                         ENDED     ENDED
                                                    FEB. 29, 2000                                      AUG. 31,  JUNE 30,
 CLASS C                                              (UNAUDITED)     1999       1998        1997       1996(1)   1996(6)
=========================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                     $38.92    $30.93     $39.87      $33.42      $33.22     $33.44
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.05)     (.20)       .46         .42         .02        .40
 Net realized and unrealized gain (loss)                   19.18     11.47      (4.99)      10.17         .18       2.88
                                                          ---------------------------------------------------------------
 Total income (loss) from
 investment operations                                     19.13     11.27      (4.53)      10.59         .20       3.28
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --      (.21)      (.51)       (.37)         --       (.40)
 Distributions from net realized gain                      (2.83)    (3.07)     (3.90)      (3.77)         --      (3.10)
                                                          --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (2.83)    (3.28)     (4.41)      (4.14)         --      (3.50)
-------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                           $55.22    $38.92     $30.93      $39.87      $33.42     $33.22
                                                          ===============================================================

=========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                       51.44%    38.28%    (12.33)%     33.93%       0.60%     10.07%

=========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)                    $113       $58        $44         $28          $5         $4
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                           $ 74       $54        $44         $14          $4         $2
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                              (0.88)%   (0.58)%     1.06%       0.95%       0.44%      0.65%
 Expenses                                                   1.79%     1.86%      1.81%(4)    1.84%(4)    2.10%(4)   1.81%(4)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                   32%      106%        34%          25%         6%        38%



 1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $785,310,613 and $884,041,311, respectively.
 6. For the period from November 1, 1995 (inception of offering) to June 30,
 1996.

 See accompanying Notes to Financial Statements.


                           16 OPPENHEIMER GROWTH FUND



                                                       SIX MONTHS                                      YEAR                 YEAR
                                                            ENDED                                     ENDED                ENDED
                                                    FEB. 29, 2000                                  AUG. 31,             JUNE 30,
 CLASS Y                                              (UNAUDITED)     1999      1998       1997     1996(1)      1996       1995
=================================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                     $39.76    $31.54    $40.43     $33.69     $33.42    $30.80     $26.64
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                .03       .18       .87        .66        .08       .46        .30
 Net realized and unrealized gain (loss)                   19.77     11.69     (5.09)     10.42        .19      5.70       6.92
                                                          -----------------------------------------------------------------------
 Total income (loss) from
 investment operations                                     19.80     11.87     (4.22)     11.08        .27      6.16       7.22
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.13)     (.58)     (.77)      (.57)        --      (.44)      (.26)
 Distributions from net realized gain                      (2.83)    (3.07)    (3.90)     (3.77)        --     (3.10)     (2.80)
                                                          -----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (2.96)    (3.65)    (4.67)     (4.34)        --     (3.54)     (3.06)
---------------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                           $56.60    $39.76    $31.54     $40.43     $33.69    $33.42     $30.80
                                                          =======================================================================

=================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                       52.16%    39.74%   (11.38)%    35.36%      0.81%    21.10%     29.59%

=================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)                    $146      $ 94      $132        $97        $18       $16         $3
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                           $113      $117      $135        $63        $17       $ 9         $1
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                               0.11%     0.65%     2.16%      2.00%      1.67%     1.56%      1.54%
 Expenses                                                   0.80%     0.80%     0.71%(4)   0.77%(4)   0.87%(4)  0.94%(4)   1.04%(4)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                   32%      106%       34%        25%         6%       38%        35%



 1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $785,310,613 and $884,041,311, respectively.
 6. For the period from November 1, 1995 (inception of offering) to June 30,
 1996.


 See accompanying Notes to Financial Statements.

                           17 OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------
================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

       The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                           18 OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2000, a provision of $19,545 was made for the Fund's projected benefit obligations and payments of $11,424 were made to retired trustees, resulting in an accumulated liability of $247,189 as of February 29, 2000.

       The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
================================================================================
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                           19 OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued
--------------------------------------------------------------------------------
================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES  Continued

 CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                           20 OPPENHEIMER GROWTH FUND

================================================================================
2. SHARES OF BENEFICIAL INTEREST

 The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:



                                                SIX MONTHS ENDED FEBRUARY 29, 2000            YEAR ENDED AUGUST 31, 1999
                                                        SHARES              AMOUNT                SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                                5,304,740       $ 247,297,076             5,752,317   $ 212,292,610
 Dividends and/or
 distributions reinvested                            2,813,719         121,046,303             4,324,566     145,910,899
 Redeemed                                           (4,276,941)       (194,892,353)           (9,596,795)   (352,377,492)
                                                    ---------------------------------------------------------------------
 Net increase                                        3,841,518        $173,451,026               480,088   $   5,826,017
                                                    =====================================================================
-------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                                3,197,840       $ 145,354,233             3,361,784   $ 119,411,368
 Dividends and/or
 distributions reinvested                              778,150          32,168,758             1,063,591      34,821,935
 Redeemed                                           (1,752,748)        (76,562,421)           (3,631,651)   (129,309,008)
                                                    ---------------------------------------------------------------------
 Net increase                                        2,223,242       $ 100,960,570               793,724   $  24,924,295
                                                    =====================================================================
-------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                                  803,253       $  36,956,774               502,970   $  18,124,421
 Dividends and/or
 distributions reinvested                              102,522           4,303,893               134,465       4,465,559
 Redeemed                                             (345,024)        (15,171,933)             (582,721)    (20,939,132)
                                                    ---------------------------------------------------------------------
 Net increase                                          560,751       $  26,088,734                54,714   $   1,650,848
                                                    =====================================================================
-------------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                                1,075,512       $  50,502,919             1,359,263   $  50,267,513
 Dividends and/or
 distributions reinvested                              167,947           7,211,651               436,009      14,680,437
 Redeemed                                           (1,029,554)        (48,390,465)           (3,621,703)   (132,225,073)
                                                    ---------------------------------------------------------------------
 Net increase (decrease)                               213,905       $   9,324,105            (1,826,431)  $ (67,277,123)
                                                   ======================================================================
=========================================================================================================================
 3. UNREALIZED GAINS AND LOSSES ON SECURITIES


 As of February 29, 2000, net unrealized appreciation on securities of $1,762,073,054 was composed of gross appreciation of $1,786,810,581, and gross depreciation of $24,737,527.

                           21 OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion, and 0.56% of average annual net assets in excess of $2.5 billion. Effective January 1, 2000, the fee was changed to 0.56% of average annual net assets over $2.5 billion through $4.5 billion and 0.54% of average annual net assets in excess of $4.5 billion. The Fund's management fee for the six months ended February 29, 2000, was 0.62% of average net assets for each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        AGGREGATE          CLASS A       COMMISSIONS      COMMISSIONS     COMMISSIONS
                        FRONT-END        FRONT-END        ON CLASS A       ON CLASS B      ON CLASS C
                    SALES CHARGES    SALES CHARGES            SHARES           SHARES          SHARES
                       ON CLASS A      RETAINED BY       ADVANCED BY      ADVANCED BY     ADVANCED BY
 SIX MONTHS ENDED          SHARES      DISTRIBUTOR     DISTRIBUTOR(1)   DISTRIBUTOR(1)  DISTRIBUTOR(1)
------------------------------------------------------------------------------------------------------
 February 29, 2000     $1,629,755         $523,962           $149,418       $1,806,365        $120,302


1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                         CLASS A                      CLASS B                    CLASS C
                             CONTINGENT DEFERRED          CONTINGENT DEFERRED        CONTINGENT DEFERRED
                                   SALES CHARGES                SALES CHARGES              SALES CHARGES
 SIX MONTHS ENDED        RETAINED BY DISTRIBUTOR      RETAINED BY DISTRIBUTOR     RETAINED BY DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
 February 29, 2000                        $2,826                     $458,262                      $6,009

                           22 OPPENHEIMER GROWTH FUND

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 29, 2000, payments under the Class A plan totaled $2,245,720, all of which was paid by the Distributor to recipients. That included $94,056 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


                           23 OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

Distribution fees paid to the Distributor for the six months ended February 29, 2000, were as follows:

                                                                  DISTRIBUTOR'S       DISTRIBUTOR'S
                                                                      AGGREGATE        UNREIMBURSED
                                                                   UNREIMBURSED       EXPENSES AS %
                         TOTAL PAYMENTS         AMOUNT RETAINED        EXPENSES       OF NET ASSETS
                             UNDER PLAN          BY DISTRIBUTOR      UNDER PLAN            OF CLASS
---------------------------------------------------------------------------------------------------
 Class B Plan                $2,665,123              $2,113,262      $9,169,398               1.22%
 Class C Plan                   367,540                 111,607         573,662               0.51
====================================================================================================

5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                           24 OPPENHEIMER GROWTH FUND

Written option activity for the six months ended February 29, 2000, was as follows:

                                                                       CALL OPTIONS
                                                           -------------------------
                                                           NUMBER OF      AMOUNT OF
                                                             OPTIONS       PREMIUMS
 Options outstanding as of August 31, 1999                        --       $     --
 Options written                                                 125         19,938
 Options closed or expired                                      (125)       (19,938)
                                                            ------------------------
 Options outstanding as of February 29, 2000                      --       $     --
                                                            ------------------------

================================================================================

6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

      The Fund had no borrowings outstanding during the six months ended February 29, 2000.

                           25 OPPENHEIMER GROWTH FUND

OPPENHEIMER GROWTH FUND

================================================================================
OFFICERS AND TRUSTEES    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         Bruce L. Bartlett, Vice President
                         Andrew J. Donohue, Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary
================================================================================
INVESTMENT ADVISOR       OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.
================================================================================
TRANSFER AND SHAREHOLDER OppenheimerFunds Services
SERVICING AGENT
================================================================================
CUSTODIAN OF             The Bank of New York
PORTFOLIO SECURITIES
================================================================================
INDEPENDENT AUDITORS    KPMG LLP
================================================================================
 LEGAL COUNSEL           Mayer, Brown & Platt

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Growth Fund. For material information concerning the Fund, see the Prospectus.

                         SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.



                           26 OPPENHEIMER GROWTH FUND

OPPENHEIMERFUNDS FAMILY

===========================================================================================================
GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------------
                         Developing Markets Fund               Global Fund
                         International Small Company Fund      Quest Global Value Fund
                         Europe Fund                           Global Growth & Income Fund
                         International Growth Fund
===========================================================================================================
EQUITY
-----------------------------------------------------------------------------------------------------------
                         Stock                                 Stock & Bond
                         Enterprise Fund(1)                    Main Street(R) Growth & Income Fund
                         Discovery Fund                        Quest Opportunity Value Fund
                         Main Street(R) Small Cap Fund         Total Return Fund
                         Quest Small Cap Value Fund            Quest Balanced Value Fund
                         MidCap Fund                           Capital Income Fund(2)
                         Capital Appreciation Fund             Multiple Strategies Fund
                         Growth Fund                           Disciplined Allocation Fund
                         Disciplined Value Fund                Convertible Securities Fund
                         Quest Value Fund                      Trinity Growth Fund
                         Trinity Core Fund                     Speciality
                         Trinity Value Fund                    Real Asset Fund
                                                               Gold & Special Minerals Fund
===========================================================================================================
FIXED INCOME
-----------------------------------------------------------------------------------------------------------
                         Taxable                               Municipal
                         International Bond Fund               California Municipal Fund3
                         World Bond Fund                       Main Street(R) California Municipal Fund(3)
                         High Yield Fund                       Florida Municipal Fund(3)
                         Champion Income Fund                  New Jersey Municipal Fund(3)
                         Strategic Income Fund                 New York Municipal Fund(3)
                         Bond Fund                             Pennsylvania Municipal Fund(3)
                         Senior Floating Rate Fund             Municipal Bond Fund
                         U.S. Government Trust                 Insured Municipal Fund
                         Limited-Term Government Fund          Intermediate Municipal Fund

                                                               Rochester Division
                                                               Rochester Fund Municipals
                                                               Limited Term New York Municipal Fund
===========================================================================================================
MONEY MARKET(4)
-----------------------------------------------------------------------------------------------------------
                         Money Market Fund                     Cash Reserves

1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.

2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."

3. Available to investors only in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY10048-0203.

(C) Copyright 2000 OppenheimerFunds, Inc. All rights reserved.



                           27 OPPENHEIMER GROWTH FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

INTERNET
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WWW.OPPENHEIMERFUNDS.COM
-------------------------------------------------------------------------------
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Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET

1.800.525.7048
-------------------------------------------------------------------------------
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1.800.843.4461
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-------------------------------------------------------------------------------
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OppenheimerFunds Services

P.O. Box 5270, Denver, CO 80217-5270

[OPPENHEIMERFUNDS LOGO]
     Distributors, Inc.

R50270.001.0200  April 28, 2000